Receivables from Customers, Traders and Concession Holders - Schedule of Trade and Other Receivables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other concession holders - wholesale supply	R$ 100	R$ 73
Other concession holders - wholesale supply, unbilled	400	369
CCEE (Power Trading Chamber)	118	114
Concession Holders - power transport	213	173
Concession Holders - power transport, unbilled	428	391
Expected credit losses	(851)	(867)
Trade and other receivables	5,851	5,477
Current assets	5,619	5,434
Non-current assets	232	43
Energy [Member]
IfrsStatementLineItems [Line Items]
Billed supply	3,734	3,527
Unbilled supply	1,288	1,351
Compressed Natural Gas / Liquefied Natural Gas [Member]
IfrsStatementLineItems [Line Items]
Billed supply	395	324
Unbilled supply	25	R$ 22
Balances Not Yet Due [member]
IfrsStatementLineItems [Line Items]
Other concession holders - wholesale supply	44
Other concession holders - wholesale supply, unbilled	400
CCEE (Power Trading Chamber)	59
Concession Holders - power transport	100
Concession Holders - power transport, unbilled	428
Expected credit losses	(152)
Trade and other receivables	4,286
Balances Not Yet Due [member] | Energy [Member]
IfrsStatementLineItems [Line Items]
Billed supply	1,921
Unbilled supply	1,288
Balances Not Yet Due [member] | Compressed Natural Gas / Liquefied Natural Gas [Member]
IfrsStatementLineItems [Line Items]
Billed supply	173
Unbilled supply	25
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other concession holders - wholesale supply	56
Other concession holders - wholesale supply, unbilled
CCEE (Power Trading Chamber)	57
Concession Holders - power transport	48
Concession Holders - power transport, unbilled
Expected credit losses	(45)
Trade and other receivables	592
Not later than three months [member] | Energy [Member]
IfrsStatementLineItems [Line Items]
Billed supply	452
Unbilled supply
Not later than three months [member] | Compressed Natural Gas / Liquefied Natural Gas [Member]
IfrsStatementLineItems [Line Items]
Billed supply	24
Unbilled supply
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other concession holders - wholesale supply
Other concession holders - wholesale supply, unbilled
CCEE (Power Trading Chamber)
Concession Holders - power transport	7
Concession Holders - power transport, unbilled
Expected credit losses	(121)
Trade and other receivables	569
Later than three months and not later than one year [member] | Energy [Member]
IfrsStatementLineItems [Line Items]
Billed supply	475
Unbilled supply
Later than three months and not later than one year [member] | Compressed Natural Gas / Liquefied Natural Gas [Member]
IfrsStatementLineItems [Line Items]
Billed supply	198
Unbilled supply
More Than One Year [member]
IfrsStatementLineItems [Line Items]
Other concession holders - wholesale supply
Other concession holders - wholesale supply, unbilled
CCEE (Power Trading Chamber)	2
Concession Holders - power transport	48
Concession Holders - power transport, unbilled
Expected credit losses	(533)
Trade and other receivables	403
More Than One Year [member] | Energy [Member]
IfrsStatementLineItems [Line Items]
Billed supply	886
Unbilled supply
More Than One Year [member] | Compressed Natural Gas / Liquefied Natural Gas [Member]
IfrsStatementLineItems [Line Items]
Billed supply
Unbilled supply